INCOME TAXES - Schedule of Income Tax Expense / (Recover) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current income tax expense	$ 0	$ 200
Deferred income tax expense / (recovery)	(11,833)	19,853
Income tax expense / (recovery)	(11,833)	20,053
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income / (loss) before income taxes	(91,030)	108,276
Canadian federal and provincial income tax rates	(24,578)	29,235
Permanent differences	873	518
Impact of foreign tax rates	3,494	(7,575)
Other foreign exchange differences	(3,028)	959
Prior year's adjustments relating to tax provision and tax returns	727	0
Change in unrecognized deferred taxes	10,829	(3,214)
Other	(150)	130
Tax expense (income)	$ (11,833)	$ 20,053
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Canadian federal and provincial income tax rates	27.00%	27.00%
Permanent differences	(1.00%)	0.00%
Impact of foreign tax rates	(4.00%)	(7.00%)
Other foreign exchange differences	3.00%	1.00%
Prior year's adjustments relating to tax provision and tax returns	(1.00%)	0.00%
Change in unrecognized deferred taxes	(12.00%)	(3.00%)
Other tax rate effects for reconciliation between accounting profit and tax expense (income)	0.00%	0.00%
Income tax expense / (recovery)	13.00%	19.00%